Annual Total Returns[BarChart] - UltraLatin America ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(36.99%)	6.99%	(30.10%)	(36.85%)	(61.76%)	66.81%	46.59%	(22.20%)	13.18%	(50.10%)